GS Mortgage-Backed Securities Trust 2021-PJ1 ABS-15G

Exhibit 99.3 - Schedule 7

Audit ID	Loan Number	Borrower Last Name	Field	Tape Data	Review Data	Review Updated	Script ID	Discrepancy Comment	Missing Docs
XXXXX	XXXXX	XXXXX	Origination/Note Date	XXXX	XXXX	XXXXX